Taxation	12 Months Ended
Dec. 31, 2015
Taxation
Taxation

11.Taxation

(a)Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, and its intermediate holding companies in the Cayman Islands are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or its subsidiaries in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

Subsidiaries in the BVI are exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Subsidiaries in Hong Kong are subject to 16.5% income tax for 2013, 2014 and 2015 on their taxable income generated from operations in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to enterprise income tax (“EIT”) at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises”, “Key Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

In 2013, each of NetEase Beijing, Boguan and NetEase Hangzhou was approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% from 2011 to 2014. The related tax benefit from 2011 to 2013 was recorded in 2013. These three entities were qualified as HNTEs in 2014 and enjoyed a preferential tax rate of 15% from 2015 to 2016.

In 2014, Media Beijing was qualified as a HNTE and enjoyed a preferential tax rate of 15% from 2014 to 2016.

Hangzhou Langhe was recognized as a  Software Enterprise in 2010. It was exempt from EIT for 2010 and 2011 and subject to a 50% reduction in its EIT rate from 2012 to 2014. Hangzhou Langhe was also qualified as a HNTE in 2014 and enjoyed a preferential tax rate of 15% from 2015 to 2016.

Wangyibao was recognized as a  Software Enterprise in 2011. Accordingly it  was exempt from EIT for 2011 and 2012 and subject to a 50% reduction in its EIT rate from 2013 to 2015.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China.

The following table presents the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2013, 2014 and 2015 (in thousands except per share data):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	818,056	824,007	895,725

Earnings per share effect, basic	0.25	0.25	0.27

Earnings per share effect, diluted	0.25	0.25	0.27

The following table sets forth the component of income tax expenses of the Group for the years ended December 31, 2013, 2014 and 2015 (in thousands):

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Current tax expense	388,320	780,077	1,420,693
Deferred tax expense (benefit)	142,283	(117,342)	(147,285)

Income tax expenses	530,603	662,735	1,273,408

The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2013, 2014 and 2015:

	For the year ended December 31,
	2013	2014	2015
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.3	(1.4)	(1.5)
Effect due to overseas tax-exempt entities	1.4	1.3	(0.3)
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(16.4)	(15.0)	(11.6)
Change in valuation allowance	0.8	(0.1)	1.9
Income tax refund	(7.3)	—	—
Effect of withholding income tax	6.9	2.3	2.2

Effective income tax rate	10.7	12.1	15.7

As of December 31, 2015, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2016	92,767
Loss expiring in 2017	152,352
Loss expiring in 2018	142,616
Loss expiring in 2019	147,584
Loss expiring in 2020	113,392

648,711

Full valuation allowance was provided on the related deferred tax assets as the Group’s management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)Sales tax

Sales tax includes business tax and value added tax.

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax rate for the Group’s revenues generally ranges from 3% to 5%. The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

Pursuant to the provision regulation of the PRC on value added tax and its implementation rules, all entities engaged in the sale of goods in China are generally required to pay value added tax at a rate of 17.0% or other applicable value added tax rate implemented by the provision regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer.

Since 2012, a pilot program transitioning specified industries from being subject to Business Tax (“BT”) to Value Added Tax (“VAT”) formally commenced in certain provinces (“Pilot Program”) and subsequently expanded nationwide in 2013.  According to the implementation circulars, the Company’s subsidiaries and VIEs which are in the Pilot Program were subject to VAT at a rate of 6%, as compared to the BT rate of 5%.

(c)Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2014 and 2015 (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	96,223	202,352
Accruals	124,418	225,857

	220,641	428,209
Less: valuation allowance	(18,601)	(17,620)

Total	202,040	410,589

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,151	3,096
Net operating tax loss carry forward	190,726	206,024
Amortization of Intangible assets	19,009	21,589

	211,886	230,709
Less: valuation allowance	(190,726)	(206,024)

Total	21,160	24,685

	December 31,	December 31,
	2014	2015
	RMB	RMB
Deferred tax liabilities - Current:	101,997	166,787
Deferred tax liabilities - Non-current:	—	81,434

Total	101,997	248,221

The Group does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the Group is more likely than not to be realized. Consequently, the Group has provided full valuation allowances for certain entities of the Group on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

	Balance at	Provision/(reversal)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2013	157,306	32,557	189,863
2014	189,863	19,464	209,327
2015	209,327	14,317	223,644

(d)Withholding income tax

The Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

In 2013, the Group accrued RMB344.7 million of withholding tax liabilities, of which RMB55.6 million was associated with its 2013 annual dividend and RMB289.1 million was associated with cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes.

In 2014 and 2015, the Group accrued RMB125.1 million and RMB180.7 million (US$27.9 million) of withholding tax liabilities, respectively, associated with its quarterly dividend and cash expected to be distributed from its PRC subsidiaries to overseas for general corporate purposes.

Aside from the above distributions, the Group intends to indefinitely reinvest all remaining undistributed earnings as of December 31, 2015 in its PRC subsidiaries. Accordingly, no other withholding tax is expected to be incurred, and the unrecognized deferred tax liabilities as of December 31, 2014 and 2015 were approximately RMB734.6 million and RMB1,160.6 million (US$179.2 million), respectively.